Group Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2003
Group Accounting Policies
Financial resources	$ 11,200,000,000
Cash balances		$ 6,300,000,000
Undrawn committed bank facilities	4,900,000,000
Borrowings	30,781,000,000	20,380,000,000	$ 18,227,000,000
Intangible assets	$ 42,492,000,000	20,947,000,000	$ 20,833,000,000
Period of time return accruals are based on	12 months
Sales recorded when the Company is the principal in a profit share agreement (as a percentage)	100.00%
Maximum value of underlying asset for low-value leases	$ 5,000
Cumulative translation reserve				$ 0
Minimum | Buildings
Group Accounting Policies
Asset lives	10 years
Minimum | Plant and equipment
Group Accounting Policies
Asset lives	3 years
Minimum | Motor vehicles
Group Accounting Policies
Asset lives	3 years
Minimum | Other assets
Group Accounting Policies
Asset lives	3 years
Maximum | Buildings
Group Accounting Policies
Asset lives	50 years
Maximum | Plant and equipment
Group Accounting Policies
Asset lives	15 years
Maximum | Motor vehicles
Group Accounting Policies
Asset lives	15 years
Maximum | Other assets
Group Accounting Policies
Asset lives	15 years
Internally generated | Capitalised development expenditure
Group Accounting Policies
Intangible assets		$ 0
Due within one year
Group Accounting Policies
Borrowings	$ 1,900,000,000